Leases	6 Months Ended
Jun. 30, 2020
Leases [Abstract]
Right of use assets and related lease liabilities	Right of use assets and related lease liabilities
During the six months ended June 30, 2020, we had bareboat charter-in commitments on 10 vessels under fixed rate bareboat agreements and 18 vessels under variable rate bareboat agreements. All of these agreements are being accounted for under IFRS 16 - Leases which amended the previous accounting standards to require lessees to recognize, on a discounted basis, the rights and obligations created by the commitment to lease assets on the balance sheet, unless the term of the lease is 12 months or less. The bareboat charters on two of the fixed rate Handymax vessels expired in June 2020, and a third expired in July 2020. The rights and obligations under the bareboat charter-in agreements for the vessels under the variable rate bareboat agreements were acquired in September 2019 as part of the transaction to acquire three subsidiaries of Trafigura Maritime Logistics Pte. Ltd., (“Trafigura”), that collectively held leasehold interests in 19 product tankers for an aggregate value of $803 million (the “Trafigura Transaction”).

    The following is the activity of the Right of use assets from January 1, 2020 through June 30, 2020:

In thousands of U.S. dollars		Vessels	Drydock (1)	Total
Cost
	As of January 1, 2020	705,857	18,962	724,819
	Additions	117,380	3,450	120,830
	Fully depreciated assets (2)	(5,528)	—	(5,528)
	As of June 30, 2020	817,709	22,412	840,121

Accumulated depreciation and impairment
	As of January 1, 2020	(25,374)	(1,542)	(26,916)
	Charge for the period	(24,435)	(2,371)	(26,806)
	Fully depreciated assets (2)	5,528	—	5,528
	As of June 30, 2020	(44,281)	(3,913)	(48,194)
Net book value
	As of June 30, 2020	$773,428	$18,499	$791,927
Net book value
	As of December 31, 2019	$680,483	$17,420	$697,903
(1) Drydock costs for bareboat chartered-in vessels are depreciated over the shorter of the lease term or the period until the next scheduled drydock. On this basis, the drydock costs incurred for these vessels is being depreciated separately.
(2)     This amount represents the fully depreciated right of use assets related to the bareboat charters on two of the fixed rate Handymax vessels that expired in June 2020 and were returned to their owners.
Vessels recorded as Right of use assets derive income from subleases through time charter-out and pool arrangements. For the six months ended June 30, 2020 and 2019, sublease income of $109.3 million and $24.8 million, respectively, is included in Vessel revenue.
The following table summarizes the payments made for the six months ended June 30, 2020 and June 30, 2019 relating to lease liabilities accounted for under IFRS 16 - Leases:

	For the six months ended
In thousands of U.S. dollars	June 30, 2020	June 30, 2019
Interest expense recognized in consolidated statements of income or loss	$15,631	1,777
Principal repayments recognized in consolidated cash flow statements	41,668	7,129
Net (decrease) / increase in accrued interest expense	(153)	12
Net increase in prepaid interest expense	(335)	—
Total payments on lease liabilities under IFRS 16	$56,811	$8,918
The undiscounted remaining future minimum lease payments under bareboat charter-in arrangements that were accounted as lease liabilities under IFRS 16 - Leases as of June 30, 2020 were $766.7 million. The obligations under these agreements will be repaid as follows:

As of
In thousands of U.S. dollars	June 30, 2020
Less than 1 year	$86,341
1 - 5 years	280,299
5+ years	400,105
Total	$766,745
Discounting effect	(133,195)
Lease liability	$633,550
The total expense recognized under time and bareboat charterhire agreements that were accounted for as operating leases during the six months ended June 30, 2020 and 2019 was $0.0 million and $4.4 million, respectively. These lease payments include payments for the non-lease elements in our time chartered-in arrangements.
Bareboat chartered-in vessel commitments with fixed payments
During the six months ended June 30, 2020, we extended the terms of the bareboat agreements for two Handymax vessels, Silent and Single into June 2020 and Star I into July 2020 at the rate of $6,300 per day. These extensions were determined to be lease modifications under IFRS 16 - Leases. Accordingly, we recognized right of use assets of $1.6 million and corresponding lease liabilities of $1.6 million based upon our incremental borrowing rate of 4.03%. The bareboat charters on two of the fixed rate Handymax vessels, Silent and Single, expired in June 2020 and Star I expired in July 2020.
Bareboat chartered-in vessel commitments with variable payments
During the six months ended June 30, 2020, we recorded lease liabilities and corresponding right of use assets upon the delivery of three MR vessels, whose leasehold interests were acquired as part of the Trafigura Transaction (STI Miracle, STI Maestro and STI Mighty). The right of use assets were measured based on (i) the present value of the minimum lease payments under each lease (which assumes the exercise of the purchase options at expiration) of $103.6 million, (ii) the value of the equity issued for each lease (as an initial direct cost) of $13.3 million, and (iii) other initial direct costs of $3.1 million (which includes costs incurred as part of the transaction and capitalized costs incurred as part of the construction of each vessel).

These leases are secured by, among other things, assignments of earnings and insurances and stock pledges and account charges in respect of the subject vessels and contain customary events of default, including cross-default provisions as well as subjective acceleration clauses under which the lessor could cancel the lease in the event of a material adverse change in the Company’s business. The leased vessels are required to maintain a fair value, as determined by an annual appraisal from an approved third-party broker, of 111% of the outstanding principal balance as of the last banking day of the year. We were in compliance with this covenant as of June 30, 2020.
The estimated lease commitment at June 30, 2020 was $35.2 million relating to the remaining undelivered vessel.